Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
(10)	Cash and cash equivalents-

	2025	2024	2023
Bank balances	$523,124	540,165	557,228
Call deposits	473,587	275,331	355,642
Restricted cash	27,534	26,501	24,828

Cash and cash equivalents	$1,024,245	841,997	937,698

The Group’s exposure to interest rate risk and a sensitivity analysis for financial assets and liabilities is described in Note 28.
As of December 31, 2025, 2024 and 2023, the Group has restricted cash amounting to $27,534, $26,501 and $24,828, respectively. The main balance comprises the consolidated issuer trust to securitize cash flows from credit card ticket sales through offices and travel agencies in Mexico (as of December 31, 2025, this Trust is in process of termination) and in 2025 includes also cash balances deposits to cover certain letters of credits guarantees.